FORM 13F


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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: September 30, 2002

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                              [ ] adds new holdings entries

              Institutional Investment Manager Filing this Report:
                       Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 1325
                         San Francisco, California 94111

                          Form 13F File Number: 28-3896

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Mark C. Wehrly
                                 Managing Member
                                 (415) 421-2132





                            /s/  Mark C. Wehrly
                            ------------------------
                            San Francisco, California
                                November 14, 2002



                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                       134

                    Form 13 F Information Table Value Total:

                             $ 2,362,670 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 28-6372
Name:  Farallon Partners, L.L.C.



Farallon Capital Management
FORM 13F
September 30, 2002
Column 1                       Column 2        Column 3   Column 4    Column 5             Column 6   Column 7 Column 8

                                                                                                                  Voting Authority
                                                                                                                  ----------------
                                                          Value       Shares/    Sh/  Put/ Investment Other
Name of Issuer                 Title of class  CUSIP      (x$1000)    Prn Amt    Prn  Call Discretion Managers    Sole   Share None
--------------                 --------------  ---------  --------    ---------  ---  ---- ---------- -------- --------- ----- -----

Agere Systems INC              CL A            00845V100      7,663   6,966,817  SH        Other         1     6,966,817
Agere Systems INC              CL B            00845V209      4,324   4,367,277  SH        Other         1     4,367,277
Agilent Tech Inc               DBCV 3% 12/0    00846UAB7     24,804  29,750,000  PRN       Other         1    29,750,000
Allied Waste Industries        COM PAR$ .01NEW 019589308     19,354   2,633,200  SH        Other         1     2,633,200
America Online Inc Del         NOTE 12/0       02364JAC8      2,764   5,400,000  PRN       Other         1     5,400,000
American Intl Group Inc CMN    COM             026874107     15,171     277,345  SH        Other         1       277,345
American Std Cos Inc Del.      COM             029712106      5,249      82,500  SH        Other         1        82,500
American Water Works Inc       COM             030411102    121,703   2,725,100  SH        Other         1     2,725,100
Amylin Pharmaceuticals Inc     COM             032346108     70,339   4,232,200  SH        Other         1     4,232,200
Arch Capital Group             ORD             G0450A105     17,013     609,800  SH        Other         1       609,800
Argosy Gaming                  COM             040228108     17,629     767,800  SH        Other         1       767,800
Astoria Financial Corp         COM             046265104      1,769      72,500  SH        Other         1        72,500
AT&T CDA Inc                   DEPS RCPT CL B  00207Q202     66,010   2,058,300  SH        Other         1     2,058,300
Avaya Inc                      NOTE 10/3       053499AA7     13,733  60,200,000  PRN       Other         1    60,200,000
Aviron                         NOTE 5.25% 2/0  053762AD2      8,417   9,199,000  PRN       Other         1     9,199,000
Banco Latinoamericano DE Exp   CL E            P16994132        680     329,900  SH        Other         1       329,900
Big City Radio                 COM             089098107        221     194,000  SH        Other         1       194,000
Brookfield Properties Corp.    COM             112900105     14,400     744,203  SH        Other         1       744,203
Bruker Axs Inc.                COM             11679P101      2,765   1,316,600  SH        Other         1     1,316,600
Bruker Daltonics Inc.          COM             116795105      6,174   1,208,300  SH        Other         1     1,208,300
Capital Pacific Holdings Inc   COM             14040M104      9,975   2,809,851  SH        Other         1     2,809,851
Catalytica Energy Systems INC  COM             148884109      7,913   2,280,338  SH        Other         1     2,280,338
Cendant Corporation            COM             151313103      2,326     216,197  SH        Other         1       216,197
ChevronTexaco Corp             COM             166764100     16,242     234,542  SH        Other         1       234,542
City Investing Co Liq. Tr      UNIT BEN INT    177900107     23,218  12,219,829  SH        Other         1    12,219,829
CNA Financial Corp             COM             126117100     15,167     606,700  SH        Other         1       606,700
Companhia Vale Do Rio Doce     SPON ADR        204412209     13,413     589,600  SH        Other         1       589,600
COR Therapeutics               NOTE 5% 3/0     217753AD4    182,451 171,517,000  PRN       Other         1   171,517,000
COR Therapeutics '06           NOTE 4.5% 6/1   217753AG7     33,228  31,200,000  PRN       Other         1    31,200,000
Crawford & Company             CL A            224633206         61      11,700  SH        Other         1        11,700
Cross Country Inc.             COM             22748P105        140      10,000  SH        Other         1        10,000
CSG Systems Intl Inc           COM             126349109      5,445     499,500  SH        Other         1       499,500
CTS Corp                       COM             126501105      2,242     487,400  SH        Other         1       487,400
Cypress Semiconductor '05 4%   NOTE 4% 2/0     232806AE9     27,344  34,750,000  PRN       Other         1    34,750,000
D&E Communications Inc.        COM             232860106      1,256     125,571  SH        Other         1       125,571
Davita Inc (TRL)               COM             23918k108     11,314     479,400  SH        Other         1       479,400
Dress Barn Inc.                COM             261570105      4,204     270,200  SH        Other         1       270,200
Elan PLC                       W EXP 01/14/200 284131802         50     250,000  SH        Other         1       250,000
Elan PLC                       W EXP 12/31/200 G29539155         27   1,374,400  SH        Other         1     1,374,400
Elan PLC                       W EXP 08/31/200 G29539163        206   1,374,400  SH        Other         1     1,374,400
Emcor Group                    COM             29084Q100      9,443     190,000  SH        Other         1       190,000
Enterasys Networks Inc         COM             293637104      1,038     798,500  SH        Other         1       798,500
G & K Services Inc.            CL A            361268105     20,632     609,500  SH        Other         1       609,500
Gartner Inc.                   COM             366651107     11,005   1,358,600  SH        Other         1     1,358,600
Gartner Inc.                   CL B            366651206     12,567   1,570,880  SH        Other         1     1,570,880
General Maritime Corp          SHS             Y2692M103      6,670   1,058,723  SH        Other         1     1,058,723
Golden State Bancorp Inc.      COM             381197102     64,924   2,008,800  SH        Other         1     2,008,800
Golden State Bancorp Inc.      W EXP 99/99/999 381197136      9,896   9,079,038  SH        Other         1     9,079,038
Golf Trust of America          COM             38168B103        147     112,200  SH        Other         1       112,200
Guidant Corp                   COM             401698105      3,393     105,000  SH        Other         1       105,000
Halliburton Co.                COM             406216101      1,807     140,000  SH        Other         1       140,000
Health Net, Inc.               COM             42222G108     59,717   2,784,000  SH        Other         1     2,784,000
Hilton Hotels                  COM             432848109     16,055   1,410,800  SH        Other         1     1,410,800
I2 Technologies '06            NOTE 5.25% 12/1 465754AF6     36,737  63,000,000  PRN       Other         1    63,000,000
Inco ltd                       COM             453258402        964      60,000  SH        Other         1        60,000
Innovative Solutions           COM             45769N105        378      49,200  SH        Other         1        49,200
Insurance Auto Auctions        COM             457875102     27,612   1,827,300  SH        Other         1     1,827,300
Intermagnetics General Corp    COM             458771102      2,538     148,700  SH        Other         1       148,700
International Game Technology  COM             459902102      2,005      29,000  SH        Other         1        29,000
Invitrogen Corp                COM             46185R100     11,137     326,900  SH        Other         1       326,900
Invitrogen Corp                NOTE 2.25% 12/1 46185RAD2     10,457  13,000,000  PRN       Other         1    13,000,000
Jack in the Box, Inc.          COM             466367109      2,820     123,700  SH        Other         1       123,700
Jo-Ann Stores Inc              CL B NON VTG    47758P208        905      39,000  SH        Other         1        39,000
Jones Lang Lasalle Inc         COM             48020Q107     12,258     596,216  SH        Other         1       596,216
Juniper Networks               NOTE 4.75% 3/1  48203RAA2     15,083  22,366,000  PRN       Other         1    22,366,000
Juno Lighting                  COM NEW         482047206      5,590     520,526  SH        Other         1       520,526
Korn Ferry International       COM             500643200     16,758   2,137,500  SH        Other         1     2,137,500
KPMG Consulting Inc.           COM             48265R109      1,515     234,500  SH        Other         1       234,500
La Quinta Corp                 PAIRED CTF      50419U202      6,558   1,366,200  SH        Other         1     1,366,200
Lam Research Corp              COM             512807108      2,570     288,800  SH        Other         1       288,800
Liberty Media                  COM SER A       530718105     14,360   2,000,000  SH        Other         1     2,000,000
Ligand Pharm Inc               CL B            53220K207      4,185     615,500  SH        Other         1       615,500
Loews Corp                     CAROLNA GP STK  540424207     24,737   1,315,100  SH        Other         1     1,315,100
Loews Corp.                    COM             540424108     56,735   1,322,800  SH        Other         1     1,322,800
Martin Marietta Materials      COM             573284106     16,624     510,400  SH        Other         1       510,400
Maxtor Corp                    COM NEW         577729205        226      86,400  SH        Other         1        86,400
Millenium Pharmaceuticals      COM             599902103      2,699     289,634  SH        Other         1       289,634
Molex Inc.                     CL A            608554200      5,596     266,500  SH        Other         1       266,500
National Golf Properties Inc.  COM             63623G109      1,617     140,600  SH        Other         1       140,600
Network Associates Inc.        COM             640938106     23,174   2,180,101  SH        Other         1     2,180,101
Officemax Inc.                 COM             67622M108     24,426   5,986,800  SH        Other         1     5,986,800
On Assignment Corp             COM             682159108     10,631   1,285,500  SH        Other         1     1,285,500
On Command Corp                COM             682160106        312     624,000  SH        Other         1       624,000
Packaging Dynamics Corp        COM             695160101      2,127     376,500  SH        Other         1       376,500
PayPal Inc.                    COM             704508100     27,138   1,327,300  SH        Other         1     1,327,300
Penzoil Quaker State           COM             709323109     78,385   3,567,800  SH        Other         1     3,567,800
PG&E Corporation               COM             69331C108     28,180   2,502,700  SH        Other         1     2,502,700
Pharmacia Corp                 COM             71713U102    253,035   6,508,100  SH        Other         1     6,508,100
Pilgrims Pride Corp- Cl A      CL A            721467207        425      59,400  SH        Other         1        59,400
Playtex Products               COM             72813P100      4,255     500,000  SH        Other         1       500,000
Potash Corp of Saskatchewan    COM             73755l107     28,886     464,400  SH        Other         1       464,400
Precision Castparts            COM             740189105      2,159      99,600  SH        Other         1        99,600
Providian Corp                 COM             74406A102     10,075   2,056,100  SH        Other         1     2,056,100
Providian Finl Corp            NOTE 02/1       74406AAB8     22,594  85,060,000  PRN       Other         1    85,060,000
Pure Resources                 COM             74622E102      2,240     100,000  SH        Other         1       100,000
Quantum Corp                   COM DSSG        747906204      1,304     590,200  SH        Other         1       590,200
Quebecor World Inc.            COM NON VTG     748203106     23,394     990,200  SH        Other         1       990,200
Renal Treatment CTRS. Inc      NOTE 5.625% 7/1 759671AC4      5,002   4,810,000  PRN       Other         1     4,810,000
Riverstone Networks, Inc       COM             769320102        158     309,900  SH        Other         1       309,900
Royal Caribbean Cruises        COM             V7780T103      3,200     201,000  SH        Other         1       201,000
Ruby Tuesday Inc.              COM             781182100      1,326      70,600  SH        Other         1        70,600
Sanmina-Sci Corp               COM             800907107      2,127     767,992  SH        Other         1       767,992
Sappi Ltd. (ADR)               SPON ADR NEW    803069202     31,863   2,782,800  SH        Other         1     2,782,800
Scripps Co.                    CL A            811054204      3,888      56,100  SH        Other         1        56,100
Sealed Air Pfd                 PFD CV A $2     81211K209     18,075     821,601  SH        Other         1       821,601
Sempra Energy                  COM             816851109     18,563     944,700  SH        Other         1       944,700
Sepracor Inc                   NOTE 5.75% 11/1 817315AQ7      8,269  15,330,000  PRN       Other         1    15,330,000
Sepracor Inc                   SDCV 5.0% 2/1   817315AL8     12,959  25,503,000  PRN       Other         1    25,503,000
Sepracor Inc.                  SDCV 7.0% 12/1  817315AH7     13,319  19,250,000  PRN       Other         1    19,250,000
Siebel Systems                 NOTE 5.5% 9/1   826170AC6     19,710  21,468,000  PRN       Other         1    21,468,000
SINA com                       COM             G81477104        324     150,000  SH        Other         1       150,000
Starwood Hotels & Resorts      PAIRED CTF      85590A203     36,964   1,657,600  SH        Other         1     1,657,600
Station Casinos                COM             857689103     35,617   2,093,900  SH        Other         1     2,093,900
Sun Microsystems               COM             866810104      2,635   1,017,500  SH        Other         1     1,017,500
Symbol Technologies Inc.       COM             871508107      3,451     450,000  SH        Other         1       450,000
Syncor International Corp      COM             87157J106      7,231     225,200  SH        Other         1       225,200
Telecom Argentina STET-FRAN    SPON ADR REP B  879273209      1,227   1,496,900  SH        Other         1     1,496,900
TMP Worldwide                  COM             872941109      2,662     295,800  SH        Other         1       295,800
Trammell Crow Co               COM             89288R106      6,633     672,700  SH        Other         1       672,700
Trizec Properties Inc.         COM             89687P107      3,479     306,561  SH        Other         1       306,561
TRW Inc.                       COM             872649108     85,483   1,460,000  SH        Other         1     1,460,000
Tyco Intl LTD NEW              COM             902124106      2,975     211,000  SH   CALL Other         1       211,000
Unisys Corp                    COM             909214108      6,602     943,100  SH        Other         1       943,100
United Stationers Inc          COM             913004107     86,370   3,284,025  SH        Other         1     3,284,025
Veritas Software Corp          COM             923436109      7,942     539,900  SH        Other         1       539,900
Veritas Software Corp          NOTE 1.856% 8/1 92343RAA1      4,141   5,000,000  PRN       Other         1     5,000,000
Vical Inc                      COM             925602104        519     224,700  SH        Other         1       224,700
Wallace Computer Corp.         COM             932270101      1,084      61,400  SH        Other         1        61,400
Waste Management Inc           COM             94106L109     21,275     912,300  SH        Other         1       912,300
Waters Corp                    COM             941848103     33,729   1,390,900  SH        Other         1     1,390,900
WebMD Corp                     COM             94769M105     15,490   3,067,300  SH        Other         1     3,067,300
Wet Seal Inc.                  CL A            961840105      1,235     123,500  SH        Other         1       123,500
Yankee Candle                  COM             984757104     27,640   1,609,800  SH        Other         1     1,609,800
Zebra Technologies             CL A            989207105     10,401     197,400  SH        Other         1       197,400